UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01311
                                                     ---------

                             THE GAMCO MATHERS FUND
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            RYE, NEW YORK 10580-1422
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            RYE, NEW YORK 10580-1422
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                            ------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

             Date of reporting period: JULY 1, 2007 - JUNE 30, 2008
                                       ----------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008



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DYNEGY, INC.                                                             DYN                   Annual Meeting Date: 07/18/2007
Issuer: 26817G102                            ISIN:
SEDOL:
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Vote Group: GLOBAL

 Proposal                                                                Proposal       Vote        For or Against
  Number    Proposal                                                     Type           Cast        Management
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
    01      DIRECTOR                                                     Management     For

                                               DAVID W. BIEGLER          Management     For         For
                                             THOMAS D. CLARK, JR.        Management     For         For
                                              VICTOR E. GRIJALVA         Management     For         For
                                             PATRICIA A. HAMMICK         Management     For         For
                                              ROBERT C. OELKERS          Management     For         For
                                              GEORGE L. MAZANEC          Management     For         For
                                              WILLIAM L. TRUBECK         Management     For         For
                                             BRUCE A. WILLIAMSON         Management     For         For
    02      PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST &                Management     For         For
            YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
            FOR DYNEGY.
    03      STOCKHOLDER PROPOSAL REGARDING  PAY-FOR-SUPERIOR-PERFORMANCE.Shareholder    Against     For



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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant        THE GAMCO  MATHERS  FUND
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By (Signature and Title)*    /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                             Henry G. Van der Eb,
                             Chief Executive Officer

Date              August 19, 2008
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*Print the name and title of each signing officer under his or her signature.


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